Pensions and Other Postretirement Benefits (Expected Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2023	$ 1,055
2024	1,064
2025	1,056
2026	1,047
2027	1,039
Years 2028 to 2032	5,020
Other postretirement benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2023	14
2024	12
2025	12
2026	11
2027	10
Years 2028 to 2032	$ 47